Promissory Notes – Related Party	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Sep. 30, 2025
Promissory Notes Related Party
Promissory Notes – Related Party

Note 8 — Promissory Notes – Related Party

On March 3, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $390,000 for the purpose of extension fees payment. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $390,000 had been borrowed and no amount was available under this note for borrowing.

On March 23, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of up to $250,000 for working capital needs. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $250,000 had been borrowed and no amount was available under this note for borrowing.

On June 2, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of up to $700,000 for working capital needs. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $700,000 had been borrowed and no amount was available under this note for borrowing.

On October 13, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $250,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $250,000 had been borrowed and no amount was available under this note for borrowing.

On December 8, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $110,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $110,000 had been borrowed and no amount was available under this note for borrowing.

On January 5, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $250,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $250,000 had been borrowed and no amount was available under this note for borrowing.

On January 25, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On February 22, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On April 4, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On June 5, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $400,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $400,000 had been borrowed and no amount was available under this note for borrowing.

On August 14, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On October 3, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn Bhd for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On December 9, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn Bhd for an amount of $350,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of March 31, 2025, the full $350,000 had been borrowed and no amount was available under this note for borrowing.

For the three months ended March 31, 2025, the above-mentioned notes have incurred $62,137 of interest and is reflected in the promissory note balance on the consolidated balance sheets and on the unaudited condensed consolidated statements of operations in other income, respectively. For the three months ended March 31, 2024, the above-mentioned notes have incurred $33,395 of interest and is reflected in the promissory note balance on the consolidated balance sheets and on the unaudited condensed consolidated statements of operations in other income, respectively. As of March 31, 2025 and December 31, 2024, the total principal and interest amount borrowed against the promissory notes was $4,507,595 and $4,445,458, respectively.

On March 6, 2025, the Company, PubCo and Public Gold Marketing Sdn Bhd entered into an agreement, pursuant to which the parties agreed that $2 million of the outstanding balance under the promissory notes shall be due and payable in cash within 60 days from the date of the closing of the transactions (the “Transactions”) contemplated by the Merger Agreement (the “Closing”), and the remaining balance under the promissory notes shall be converted into ordinary shares of PubCo at the time of Closing, at a conversion price of $10.00 per share.

The Company used extinguishment accounting for the amendment and recorded the difference between the initial principal amount of the promissory note in the amount of $4,491,025 and the fair value of the amended note as of the date of the amendment in the amount of $3,610,369, which resulted in a gain on modification of terms of promissory notes and advances from affiliate of $880,656, included in the Company’s consolidated statement of changes in stockholders’ deficit with the gain being considered a debt discount related to the amended promissory note, which is amortized over the expected term of the note. The net amount of the note was $3,844,923, which included $16,570 of additional interest expense incurred after March 6, 2025 through March 31, 2025, and was included in “Convertible notes - related party, net of debt discount” on the Company’s consolidated balance sheet as of March 31, 2025. As of March 31, 2025, the Company has amortized $217,984 of the debt discount with $662,672 remaining to be amortized.

The Company developed a Probability Weighted Expected Return Model (“PWERM”) to estimate the fair value of “Convertible note - related party, net of debt discount” as of the date the amendment of the terms of the initial promissory note were made.

The following table presents the quantitative information regarding assumptions used in the valuation of “Convertible note - related party, net of debt discount,” which was determined principally by reference to the fair value of the underlying shares. Assumptions used to estimate the fair value of the underlying shares are as follows:

March 6, 2025
Closing stock price	$12.00
Expected time to liquidity	0.37 years
Risk free rate	4.31%
Volatility	27.7%

Note 7 — Promissory Notes – Related Party

On March 3, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $390,000 for the purpose of extension fees payment. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $390,000 had been borrowed and no amount was available under this note for borrowing.

On March 23, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of up to $250,000 for working capital needs. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $250,000 had been borrowed and no amount was available under this note for borrowing.

On June 2, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of up to $700,000 for working capital needs. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $700,000 had been borrowed and no amount was available under this note for borrowing.

On October 13, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $250,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $250,000 had been borrowed and no amount was available under this note for borrowing.

On December 8, 2023, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $110,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $110,000 had been borrowed and no amount was available under this note for borrowing.

On January 5, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $250,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $250,000 had been borrowed and no amount was available under this note for borrowing.

On January 25, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On February 22, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On April 4, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On June 5, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $400,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $400,000 had been borrowed and no amount was available under this note for borrowing.

On August 14, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On October 3, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn Bhd for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On December 9, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn Bhd for an amount of $350,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $350,000 had been borrowed and no amount was available under this note for borrowing.

On September 26, 2025, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn Bhd for an amount of $170,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of September 30, 2025, the full $170,000 had been borrowed and no amount was available under this note for borrowing.

For the three and nine months ended September 30, 2025, the above-mentioned notes have incurred $64,001 and $188,964 of interest and were reflected in the promissory note balance on the consolidated balance sheets and on the unaudited condensed consolidated statements of operations in other income, respectively. For the three and nine months ended September 30, 2024, the above-mentioned notes have incurred $51,814 and $128,811 of interest and were reflected in the promissory note balance on the consolidated balance sheets and on the consolidated statement of operations in other income, respectively. As of September 30, 2025 and December 31, 2024, the total principal and interest amount borrowed against the promissory notes was $4,804,421 and $4,507,595, respectively.

On March 6, 2025, the Company, PubCo and Public Gold Marketing Sdn Bhd entered into an agreement, pursuant to which the parties agreed that $2 million of the outstanding balance under the promissory notes shall be due and payable in cash within 60 days from the date of the closing of the transactions (the “Transactions”) contemplated by the Merger Agreement (the “Closing”), and the remaining balance under the promissory notes shall be converted into ordinary shares of PubCo at the time of Closing, at a conversion price of $10.00 per share.

The Company used extinguishment accounting for the amendment and recorded the difference between the initial principal amount of the promissory note in the amount of $4,491,025 and the fair value of the amended note as of the date of the amendment in the amount of $3,610,369, which resulted in a gain on modification of terms of promissory notes and advances from affiliate of $880,656. The Company recorded a gain on debt distinguishment in the equity due to it was a related party loan. The new debt was recorded at fair value with the difference between the face value and the fair value was accreted over the remaining term of the note, which was expected to be September 15, 2025. For the three and nine months ended September 30, 2025, $303,725 and $880,656 amortization of debt discount was recorded as interest expenses on the accompanying unaudited consolidated statement of operations.

The net amount of the note was $4,804,421, which included $170,000 additional note issued on September 26, 2025 and $143,398 of additional interest expense incurred after March 6, 2025 through September 30, 2025, and was included in “Convertible notes - related party, net of debt discount” on the Company’s consolidated balance sheet as of September 30, 2025.

Upon closing of the Business Combination on October 28, 2025, 280,395 Pubco ordinary shares were issued to Public Gold Marketing Sdn Bhd, reflecting the settlement of $2,804,421 balance of the convertible notes issued to Public Gold Marketing Sdn Bhd. Pubco and Public Gold Marketing Sdn Bhd have mutually agreed to revise the repayment schedule, pursuant to which PubCo is obligated to make cash payment totaling $2,000,000 to Public Gold Marketing Sdn Bhd, comprising $1,000,000 paid on December 31, 2025 and a further $1,000,000 payable on or before March 20, 2026. On December 31, 2025, Pubco paid $1,000,000 to Public Gold Marketing Sdn Bhd. Up to the date the consolidated financial statements were issued, there are $1,000,000 still outstanding under the notes issued to Public Gold Marketing Sdn Bhd.

The Company developed PWERM to estimate the fair value of “Convertible note - related party, net of debt discount” as of the date the amendment of the terms of the initial promissory note were made.

The following table presents the quantitative information regarding assumptions used in the valuation of “Convertible note - related party, net of debt discount,” which was determined principally by reference to the fair value of the underlying shares. Assumptions used to estimate the fair value of the underlying shares are as follows:

March 6, 2025
Closing stock price	$12.00
Expected time to liquidity	0.37 years
Risk free rate	4.31%
Volatility	27.7%